Income Taxes (Details) - Schedule of reconciliation between the provision for income tax expense	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation between the provision for income tax expense [Abstract]
Tax provision at U.S. federal statutory rate	21.00%	21.00%
Nondeductible expenses	(0.93%)	0.11%
Fair value adjustments on earnout interests liability	8.22%	(65.06%)
Fair value adjustments on derivative liability	1.96%	(16.60%)
Fair value adjustments on convertible notes		12.66%
Transaction costs		(21.91%)
Research and development credit	3.10%	(3.18%)
State taxes, net of federal benefit	10.41%	(20.33%)
Change in valuation allowance adjustment	(44.79%)	92.00%
Other	1.02%	1.32%
Effective tax rate	(0.01%)	0.01%